                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01792

                              Van Kampen Pace Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/04

Item 1. Report to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Pace Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2004.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/04

                                A SHARES               B SHARES               C SHARES
                              since 7/22/69          since 1/10/92          since 8/27/93
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        5.75%                  5.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception             10.59%      10.41%      6.15%       6.15%      5.72%       5.72%

10-year                      7.50        6.86       7.00        7.00       6.67        6.67

5-year                      -6.57       -7.67      -7.28       -7.54      -7.26       -7.26

1-year                       6.97        0.85       6.25        1.25       6.23        5.23

6-month                      4.65       -1.32       4.25       -0.75       4.23        3.23
--------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares six years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares 10 years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000(R) Growth Index consists of 1,000 largest U.S. companies based on total market capitalization. Lipper Growth Fund Index is generally representative of the average performance of the 30 largest growth funds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2004

Van Kampen Pace Fund is managed by the Adviser's U.S. Growth team.(1) Current members include Dennis Lynch and David Cohen, Managing Directors of the Adviser; and Sam Chainani, Executive Director of the Adviser.

MARKET CONDITIONS

For much of the second half of 2004, the stock market's momentum was stalled by investors' concerns about the ongoing conflict in Iraq, the continued threat of terrorism and uncertainty surrounding the outcome of the U.S. presidential election. Volatile energy prices provided further reasons for investors to be apprehensive.

There were some positive influences as well. Manufacturing activity was strong throughout the period, and corporate earnings were generally impressive. Also, although the Federal Reserve Board raised short-term interest rates five times during 2004, the rate increases were widely anticipated and implemented at a measured pace. Consumer confidence, although weak for much of the period, rebounded in December as job prospects improved.

The stock market staged a strong post-election rally. Oil prices began falling from their highs, and the election concluded with a clear victor. Large-cap growth stocks enjoyed strong performance during this time frame, although they generally trailed large-cap value stocks for the entire period.

(1)Team members may change at any time without notice.
 2

PERFORMANCE ANALYSIS

Van Kampen Pace Fund returned 4.65 percent (Class A shares, assuming no front-end sales charge was paid) for the six-month period ending December 31, 2004. By comparison, the fund's benchmarks, the Russell 1000(R) Growth Index and the Lipper Growth Fund Index returned 3.47% percent and 6.16% percent respectively, for the same period. The fund outperformed its closest benchmark, the Russell 1000 Growth Index during the period, while underperforming the Lipper Growth Fund Index.

The health-care sector was a source of strong returns for the fund, both because of the stocks the fund owned as well as our decision to de-emphasize what turned out to be a weak-performing component of the market. To the fund's benefit we did not own positions in Merck and held a smaller relative weighting in Pfizer, large drug makers that encountered problems during the past six months.

In addition, the fund benefited from its holdings in UnitedHealth Group, which offers managed care and other health plans, and Guidant, a maker of cardiac devices. UnitedHealth rose on news of its plans to acquire Oxford Health and Definity Health, both of which investors believed would provide the company with new products, technological benefits and valuable economies of scale. Guidant was helped by higher Medicare and Medicaid reimbursement rates for its products, as well as news that the company would be acquired by Johnson & Johnson. At period end, we continued to own shares of UnitedHealth but sold our shares in Guidant after the acquisition announcement.

The financial sector was another source of strong performance for the fund. Moody's, which publishes credit ratings and other financial information, generated strong earnings and sales growth. This franchise benefited from

TOTAL RETURN FOR THE 6-MONTH PERIOD ENDED DECEMBER 31, 2004

--------------------------------------------------------------------
                                       RUSSELL        LIPPER
                                       1000(R)        GROWTH
      CLASS A   CLASS B   CLASS C   GROWTH INDEX    FUND INDEX

       4.65%     4.25%     4.23%        3.47%         6.16%
--------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION.

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance.

substantial issuance of new debt, a key driver for Moody's revenues and profitability. Investment management company Franklin Resources also contributed to returns, rising on healthy growth in assets under management, especially in its global and international investment products.

On the negative side, a position in Lowe's Companies detracted from the fund's performance. The nation's second-largest home-improvement retailer behind Home Depot, Lowe's saw a downward trend in its same-store sales, which put pressure on its stock price. A second disappointment was IAC/InterActiveCorp, which owns a variety of travel- and media-related businesses, including home shopping channel HSN, ticket retailer Ticketmaster and Internet city guide Citysearch. IAC was hurt by growing competition in the online-travel market. The company announced plans to spin off its travel business.

Technology stocks were another source of relatively weak performance for the fund. When the market rallied during the period, tech companies generally enjoyed strong results. Unfortunately, the fund was underweighted in the sector, which hampered performance. At the same time, the fund had a relatively large exposure to oil-well and oil-service stocks. Although many of these stocks performed positively, they did not do nearly as well as other parts of the energy sector, such as crude-oil producers and offshore drillers, neither of which made up large parts of the fund's portfolio.

Looking ahead, our goal will continue to be to hold a portfolio of high-quality growth stocks that we believe can perform well regardless of the market environment. We will continue to favor companies whose business models offer some unique or dynamic competitive advantage and that offer investors a high-quality stream of cash flow and earnings growth.

There is no guarantee the securities mentioned will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 12/31/04
eBay, Inc.                                                        3.9%
Microsoft Corp.                                                   3.6
Carnival Corp.                                                    3.5
Newmont Mining Corp.                                              3.2
Johnson & Johnson                                                 3.1
Dell, Inc.                                                        3.0
Yahoo!, Inc.                                                      3.0
Wal-Mart Stores, Inc.                                             3.0
QUALCOMM, Inc.                                                    2.9
UnitedHealth Group, Inc.                                          2.6

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/04
Health Care Equipment                                             6.3%
Internet Retail                                                   4.9
Systems Software                                                  4.9
Casinos & Gaming                                                  4.5
Communications Equipment                                          4.2
Pharmaceuticals                                                   4.1
Biotechnology                                                     4.0
Internet Software & Services                                      3.6
Hotels                                                            3.5
Hypermarkets & Super Centers                                      3.5
Computer Hardware                                                 3.4
Diversified Commercial Services                                   3.4
Gold                                                              3.2
Wireless Telecommunication Services                               2.9
Managed Health Care                                               2.6
Home Entertainment Software                                       2.5
Oil & Gas Exploration & Production                                2.3
Semiconductors                                                    2.1
Other Diversified Financial Services                              2.0
Data Processing & Outsourcing Services                            1.9
Industrial Conglomerates                                          1.7
Consumer Finance                                                  1.6
Asset Management & Custody Banks                                  1.5
Movies & Entertainment                                            1.5
Property & Casualty                                               1.5
Broadcasting & Cable TV                                           1.5
Packaged Foods                                                    1.5
Home Improvement Retail                                           1.5
Integrated Oil & Gas                                              1.3
Specialized Finance                                               1.1
Health Care Services                                              1.0
Multi-Utilities & Unregulated Power                               1.0
General Merchandise Stores                                        1.0
Personal Products                                                 1.0
Specialty Stores                                                  1.0
Soft Drinks                                                       1.0
Oil & Gas Equipment & Services                                    0.9
Air Freight & Couriers                                            0.8
Apparel & Accessories                                             0.8
Fertilizers & Agricultural Chemicals                              0.8

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/04
                                       (continued from previous page)
Household Products                                                0.7
Diversified Metals & Mining                                       0.7
Advertising                                                       0.7
Apparel Retail                                                    0.5
Health Care Distributors                                          0.5
Tobacco                                                           0.5
Investment Banking & Brokerage                                    0.5
Restaurants                                                       0.5
IT Consulting & Other Services                                    0.5
Paper Packaging                                                   0.3
                                                                -----
Total Long-Term Investments                                      99.2%
Short-Term Investment                                             1.1
Liabilities in Excess of Other Assets                            (0.3)
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/01/04 - 12/31/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                BEGINNING         ENDING         EXPENSES PAID
                                              ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                              --------------------------------------------------
                                                 7/1/04          12/31/04       7/1/04-12/31/04
Class A
  Actual....................................    $1,000.00        $1,046.52           $5.21
  Hypothetical..............................     1,000.00         1,020.11            5.14
  (5% annual return before expenses)
Class B
  Actual....................................     1,000.00         1,042.45            9.11
  Hypothetical..............................     1,000.00         1,016.31            9.00
  (5% annual return before expenses)
Class C
  Actual....................................     1,000.00         1,042.30            9.11
  Hypothetical..............................     1,000.00         1,016.31            9.00
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.01%, 1.77%, and 1.77% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)

                                                               NUMBER OF
DESCRIPTION                                                      SHARES          VALUE
-------------------------------------------------------------------------------------------
COMMON STOCKS  99.2%
ADVERTISING  0.7%
Lamar Advertising Co., Class A (a)..........................     232,800     $    9,959,184
                                                                             --------------

AIR FREIGHT & COURIERS  0.8%
CH Robinson Worldwide, Inc. ................................     218,760         12,145,555
                                                                             --------------

APPAREL & ACCESSORIES  0.8%
Coach, Inc. (a).............................................     207,400         11,697,360
                                                                             --------------

APPAREL RETAIL  0.5%
Chico's FAS, Inc. (a).......................................     181,961          8,284,684
                                                                             --------------

ASSET MANAGEMENT & CUSTODY BANKS  1.5%
Franklin Resources, Inc. ...................................     332,300         23,144,695
                                                                             --------------

BIOTECHNOLOGY  4.0%
Amgen, Inc. (a).............................................     178,073         11,423,383
Biogen Idec, Inc. (a).......................................     116,900          7,786,709
Genentech, Inc. (a).........................................     300,400         16,353,776
Genzyme Corp. (a)...........................................     130,600          7,583,942
Gilead Sciences, Inc. (a)...................................     479,684         16,784,143
                                                                             --------------
                                                                                 59,931,953
                                                                             --------------
BROADCASTING & CABLE TV  1.5%
NTL, Inc. (a)...............................................     104,900          7,653,504
Univision Communications, Inc., Class A (a).................     500,860         14,660,172
                                                                             --------------
                                                                                 22,313,676
                                                                             --------------
CASINOS & GAMING  4.5%
GTECH Holdings Corp. .......................................     318,420          8,262,999
International Game Technology...............................     761,800         26,190,684
Las Vegas Sands Corp. (a)...................................     162,936          7,820,928
Station Casinos, Inc. ......................................     272,800         14,916,704
Wynn Resorts, Ltd. (a)......................................     158,430         10,602,135
                                                                             --------------
                                                                                 67,793,450
                                                                             --------------
COMMUNICATIONS EQUIPMENT  4.2%
Cisco Systems, Inc. (a).....................................     717,630         13,850,259
Juniper Networks, Inc. (a)..................................     177,300          4,820,787
QUALCOMM, Inc. .............................................   1,043,445         44,242,068
                                                                             --------------
                                                                                 62,913,114
                                                                             --------------
COMPUTER HARDWARE  3.4%
Dell, Inc. (a)..............................................   1,091,700         46,004,238
Shanda Interactive Entertainment, Ltd.--ADR (China) (a).....     135,000          5,737,500
                                                                             --------------
                                                                                 51,741,738
                                                                             --------------
CONSUMER FINANCE  1.6%
American Express Co. .......................................     221,180         12,467,916
SLM Corp. ..................................................     229,300         12,242,327
                                                                             --------------
                                                                                 24,710,243
                                                                             --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

                                                               NUMBER OF
DESCRIPTION                                                      SHARES          VALUE
-------------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCING SERVICES  1.9%
First Data Corp. ...........................................     335,000     $   14,250,900
Paychex, Inc. ..............................................     442,230         15,071,198
                                                                             --------------
                                                                                 29,322,098
                                                                             --------------
DIVERSIFIED COMMERCIAL SERVICES  3.4%
Apollo Group, Inc., Class A (a).............................     407,900         32,921,609
ChoicePoint, Inc. (a).......................................     155,500          7,151,445
Corporate Executive Board Co. ..............................     164,400         11,004,936
                                                                             --------------
                                                                                 51,077,990
                                                                             --------------
DIVERSIFIED METALS & MINING  0.7%
Peabody Energy Corp. .......................................     127,700         10,332,207
                                                                             --------------

FERTILIZERS & AGRICULTURAL CHEMICALS  0.8%
Monsanto Co. ...............................................     205,300         11,404,415
                                                                             --------------

GENERAL MERCHANDISE STORES  1.0%
Kmart Holding Corp. (a).....................................     152,700         15,109,665
                                                                             --------------

GOLD  3.2%
Newmont Mining Corp. .......................................   1,078,000         47,873,980
                                                                             --------------

HEALTH CARE DISTRIBUTORS  0.5%
Patterson Co., Inc. (a).....................................     187,500          8,135,625
                                                                             --------------

HEALTH CARE EQUIPMENT  6.3%
Alcon, Inc. (Switzerland)...................................     385,700         31,087,420
Fisher Scientific International, Inc. (a)...................     193,700         12,083,006
Kinetic Concepts, Inc. (a)..................................     154,792         11,810,630
Medtronic, Inc. ............................................     391,600         19,450,772
Zimmer Holdings, Inc. (a)...................................     270,100         21,640,412
                                                                             --------------
                                                                                 96,072,240
                                                                             --------------
HEALTH CARE SERVICES  1.0%
Caremark Rx, Inc. (a).......................................     401,340         15,824,836
Medco Health Solutions, Inc. (a)............................           1                 42
                                                                             --------------
                                                                                 15,824,878
                                                                             --------------
HOME ENTERTAINMENT SOFTWARE  2.5%
Electronic Arts, Inc. (a)...................................     607,800         37,489,104
                                                                             --------------

HOME IMPROVEMENT RETAIL  1.5%
Home Depot, Inc. ...........................................     513,650         21,953,401
                                                                             --------------

HOTELS  3.5%
Carnival Corp. .............................................     921,900         53,129,097
                                                                             --------------

HOUSEHOLD PRODUCTS  0.7%
Procter & Gamble Co. .......................................     199,860         11,008,289
                                                                             --------------

See Notes to Financial Statements                                             11

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

                                                               NUMBER OF
DESCRIPTION                                                      SHARES          VALUE
-------------------------------------------------------------------------------------------
HYPERMARKETS & SUPER CENTERS  3.5%
Costco Wholesale Corp. .....................................     155,600     $    7,532,596
Wal-Mart Stores, Inc. ......................................     849,070         44,847,877
                                                                             --------------
                                                                                 52,380,473
                                                                             --------------
INDUSTRIAL CONGLOMERATES  1.7%
3M Co. .....................................................     140,700         11,547,249
Tyco International, Ltd. (Bermuda)..........................     417,400         14,917,876
                                                                             --------------
                                                                                 26,465,125
                                                                             --------------
INTEGRATED OIL & GAS  1.3%
Suncor Energy, Inc. (Canada)................................     574,000         20,319,600
                                                                             --------------

INTERNET RETAIL  4.9%
Amazon.com, Inc. (a)........................................     178,800          7,919,052
eBay, Inc. (a)..............................................     506,095         58,848,727
IAC/InterActiveCorp. (a)....................................     276,100          7,625,882
                                                                             --------------
                                                                                 74,393,661
                                                                             --------------
INTERNET SOFTWARE & SERVICES  3.6%
Google, Inc., Class A (a)...................................      44,400          8,573,640
Yahoo!, Inc. (a)............................................   1,205,360         45,417,965
                                                                             --------------
                                                                                 53,991,605
                                                                             --------------
INVESTMENT BANKING & BROKERAGE  0.5%
Ameritrade Holding Corp. (a)................................     544,100          7,737,102
                                                                             --------------

IT CONSULTING & OTHER SERVICES  0.5%
Infosys Technologies, Ltd.--ADR (India).....................     108,500          7,520,135
                                                                             --------------

MANAGED HEALTH CARE  2.6%
UnitedHealth Group, Inc. ...................................     444,520         39,131,096
                                                                             --------------

MOVIES & ENTERTAINMENT  1.5%
News Corp.--ADR (Australia).................................     777,800         14,933,760
Time Warner, Inc. (a).......................................     410,500          7,980,120
                                                                             --------------
                                                                                 22,913,880
                                                                             --------------
MULTI-UTILITIES & UNREGULATED POWER  1.0%
Questar Corp. ..............................................     301,200         15,349,152
                                                                             --------------

OIL & GAS EQUIPMENT & SERVICES  0.9%
Halliburton Co. ............................................     177,700          6,972,948
Schlumberger, Ltd. (Netherlands Antilles)...................     110,200          7,377,890
                                                                             --------------
                                                                                 14,350,838
                                                                             --------------
OIL & GAS EXPLORATION & PRODUCTION  2.3%
EnCana Corp. (Canada).......................................     137,300          7,834,338
Ultra Petroleum Corp. (Canada) (a)..........................     568,320         27,353,242
                                                                             --------------
                                                                                 35,187,580
                                                                             --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

                                                               NUMBER OF
DESCRIPTION                                                      SHARES          VALUE
-------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES  2.0%
Brascan Corp., Class A (Canada).............................     624,700     $   22,495,447
Citigroup, Inc. ............................................     152,576          7,351,112
                                                                             --------------
                                                                                 29,846,559
                                                                             --------------
PACKAGED FOODS  1.5%
WM Wrigley Jr. Co. .........................................     319,000         22,071,610
                                                                             --------------

PAPER PACKAGING  0.3%
Sealed Air Corp. (a)........................................      98,700          5,257,749
                                                                             --------------

PERSONAL PRODUCTS  1.0%
Gillette Co. ...............................................     332,300         14,880,394
                                                                             --------------

PHARMACEUTICALS  4.1%
Johnson & Johnson...........................................     744,470         47,214,287
Novartis AG--ADR (Switzerland)..............................     301,200         15,222,648
                                                                             --------------
                                                                                 62,436,935
                                                                             --------------
PROPERTY & CASUALTY  1.5%
Berkshire Hathaway, Inc., Class B (a).......................       7,668         22,513,248
                                                                             --------------

RESTAURANTS  0.5%
Starbucks Corp. (a).........................................     120,900          7,539,324
                                                                             --------------

SEMICONDUCTORS  2.1%
Intel Corp. ................................................     304,648          7,125,717
Linear Technology Corp. ....................................     191,400          7,418,664
Marvell Technology Group, Ltd. (Bermuda) (a)................     498,240         17,672,573
                                                                             --------------
                                                                                 32,216,954
                                                                             --------------
SOFT DRINKS  1.0%
PepsiCo, Inc. ..............................................     281,730         14,706,306
                                                                             --------------

SPECIALIZED FINANCE  1.1%
Moody's Corp. ..............................................     191,100         16,597,035
                                                                             --------------

SPECIALTY STORES  1.0%
PETsMART, Inc. .............................................     417,200         14,823,116
                                                                             --------------

SYSTEMS SOFTWARE  4.9%
Adobe Systems, Inc. ........................................     226,600         14,216,884
Microsoft Corp. ............................................   2,065,710         55,175,114
Symantec Corp. (a)..........................................     178,624          4,601,354
                                                                             --------------
                                                                                 73,993,352
                                                                             --------------
TOBACCO  0.5%
Altria Group, Inc. .........................................     127,500          7,790,250
                                                                             --------------

See Notes to Financial Statements                                             13

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES  2.9%
America Movil SA de CV, Class L--ADR (Mexico)...............   341,200    $   17,861,820
Crown Castle International Corp. (a)........................   654,456        10,890,148
Nextel Communications, Inc., Class A (a)....................   526,900        15,807,000
                                                                          --------------
                                                                              44,558,968
                                                                          --------------
TOTAL LONG-TERM INVESTMENTS  99.2%
  (Cost $1,376,617,072)................................................    1,502,340,688

REPURCHASE AGREEMENT  1.1%
Bank of America Securities LLC ($15,892,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.00%, dated 12/31/04, to be sold on 01/03/05 at $15,894,649)
  (Cost $15,892,000)...................................................       15,892,000
                                                                          --------------

TOTAL INVESTMENTS  100.3%
  (Cost $1,392,509,072)................................................    1,518,232,688

FOREIGN CURRENCY  0.0%
  (Cost $20,324).......................................................           20,436
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%)..........................       (4,219,937)
                                                                          --------------

NET ASSETS  100.0%.....................................................   $1,514,033,187
                                                                          ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 14                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $1,392,509,072).....................  $1,518,232,688
Foreign Currency (Cost $20,324).............................          20,436
Cash........................................................          54,134
Receivables:
  Investments Sold..........................................      15,023,853
  Dividends.................................................         599,503
  Fund Shares Sold..........................................          85,815
  Interest..................................................             883
Other.......................................................         337,118
                                                              --------------
    Total Assets............................................   1,534,354,430
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      16,553,907
  Fund Shares Repurchased...................................       1,230,872
  Distributor and Affiliates................................         970,616
  Investment Advisory Fee...................................         618,369
Accrued Expenses............................................         507,534
Trustees' Deferred Compensation and Retirement Plans........         439,945
                                                              --------------
    Total Liabilities.......................................      20,321,243
                                                              --------------
NET ASSETS..................................................  $1,514,033,187
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,710,882,957
Net Unrealized Appreciation.................................     125,723,728
Accumulated Undistributed Net Investment Income.............         (24,252)
Accumulated Net Realized Loss...............................    (322,549,246)
                                                              --------------
NET ASSETS..................................................  $1,514,033,187
                                                              ==============
NET ASSET VALUE PER COMMON SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,467,078,132 and 160,715,952 shares of
    beneficial interest issued and outstanding).............  $         9.13
    Maximum sales charge (5.75%* of offering price).........             .56
                                                              --------------
    Maximum offering price to public........................  $         9.69
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $41,589,375 and 4,706,482 shares of
    beneficial interest issued and outstanding).............  $         8.84
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $5,365,680 and 604,827 shares of
    beneficial interest issued and outstanding).............  $         8.87
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             15

VAN KAMPEN PACE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $21,472).....  $ 12,178,489
Interest....................................................        74,066
                                                              ------------
    Total Income............................................    12,252,555
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     3,561,274
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,752,591, $215,108 and $29,831,
  respectively).............................................     1,997,530
Shareholder Services........................................     1,566,727
Custody.....................................................        83,779
Legal.......................................................        34,776
Trustees' Fees and Related Expenses.........................        21,543
Other.......................................................       336,493
                                                              ------------
    Total Expenses..........................................     7,602,122
    Less Credits Earned on Cash Balances....................        12,885
                                                              ------------
    Net Expenses............................................     7,589,237
                                                              ------------
NET INVESTMENT INCOME.......................................  $  4,663,318
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $(35,126,890)
  Foreign Currency Transactions.............................        20,096
                                                              ------------
Net Realized Loss...........................................   (35,106,794)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    33,375,621
  End of the Period:
    Investments.............................................   125,723,616
    Foreign Currency Translation............................           112
                                                              ------------
                                                               125,723,728
                                                              ------------
Net Unrealized Appreciation During the Period...............    92,348,107
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 57,241,313
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 61,904,631
                                                              ============

 16                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE           FOR THE
                                                          SIX MONTHS ENDED      YEAR ENDED
                                                          DECEMBER 31, 2004   JUNE 30, 2004
                                                          ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................  $    4,663,318     $      366,370
Net Realized Gain/Loss...................................     (35,106,794)       213,190,849
Net Unrealized Appreciation/Depreciation During the
  Period.................................................      92,348,107        (26,382,122)
                                                           --------------     --------------
Change in Net Assets from Operations.....................      61,904,631        187,175,097
                                                           --------------     --------------

Distributions from Net Investment Income:
  Class A Shares.........................................      (4,277,500)        (3,986,525)
  Class B Shares.........................................             -0-                -0-
  Class C Shares.........................................             -0-                -0-
                                                           --------------     --------------
Total Distributions......................................      (4,277,500)        (3,986,525)
                                                           --------------     --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES......      57,627,131        183,188,572
                                                           --------------     --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold................................      12,451,696         51,515,865
Net Asset Value of Shares Issued Through Dividend
  Reinvestment...........................................       4,044,055          3,765,666
Cost of Shares Repurchased...............................    (134,258,165)      (250,250,406)
                                                           --------------     --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.......    (117,762,414)      (194,968,875)
                                                           --------------     --------------
TOTAL DECREASE IN NET ASSETS.............................     (60,135,283)       (11,780,303)
NET ASSETS:
Beginning of the Period..................................   1,574,168,470      1,585,948,773
                                                           --------------     --------------
End of the Period (Including accumulated undistributed
  net investment income of ($24,252) and ($410,070),
  respectively)..........................................  $1,514,033,187     $1,574,168,470
                                                           ==============     ==============

See Notes to Financial Statements                                             17

VAN KAMPEN PACE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                             SIX MONTHS
                               ENDED                         YEAR ENDED JUNE 30,
CLASS A SHARES              DECEMBER 31,   -------------------------------------------------------
                                2004         2004          2003       2002       2001       2000
                            ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD............   $   8.75     $   7.81      $   8.08   $  10.09   $  13.63   $  15.47
                              --------     --------      --------   --------   --------   --------
  Net Investment Income....        .03(b)       -0-(b)(c)      .03       .03        .04        .11
  Net Realized and
    Unrealized Gain/Loss...        .38          .96          (.28)     (2.00)     (2.86)       .46
                              --------     --------      --------   --------   --------   --------
Total from Investment
  Operations...............        .41          .96          (.25)     (1.97)     (2.82)       .57
                              --------     --------      --------   --------   --------   --------
Less:
  Distributions from Net
    Investment Income......        .03          .02           .02        .04        .08        .12
  Distributions from Net
    Realized Gain..........        -0-          -0-           -0-        -0-        .64       2.29
                              --------     --------      --------   --------   --------   --------
Total Distributions........        .03          .02           .02        .04        .72       2.41
                              --------     --------      --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD...................   $   9.13     $   8.75      $   7.81   $   8.08   $  10.09   $  13.63
                              ========     ========      ========   ========   ========   ========

Total Return (a)...........      4.65%*      12.32%        -3.10%    -19.57%    -21.23%      4.01%
Net Assets at End of the
  Period (In millions).....   $1,467.1     $1,515.6      $1,530.3   $1,798.4   $2,505.0   $3,542.4
Ratio of Expenses to
  Average Net Assets.......      1.01%         .98%         1.00%       .92%       .87%       .82%
Ratio of Net Investment
  Income to Average Net
  Assets...................       .66%         .05%          .32%       .33%       .30%       .72%
Portfolio Turnover.........        95%*        171%           48%        93%       117%        71%
*  Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

(c) Amount is less than $.01 per share.

 18                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                ENDED                     YEAR ENDED JUNE 30,
CLASS B SHARES               DECEMBER 31,   ------------------------------------------------
                                 2004        2004      2003      2002       2001       2000
                             ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............    $8.48       $ 7.61    $ 7.91    $  9.91    $ 13.40    $15.24
                                -----       ------    ------    -------    -------    ------
  Net Investment Loss.......     (.01)(b)     (.06)(b)   (.04)     (.04)      (.05)     (.01)
  Net Realized and
    Unrealized Gain/Loss....      .37          .93      (.26)     (1.96)     (2.80)      .46
                                -----       ------    ------    -------    -------    ------
Total from Investment
  Operations................      .36          .87      (.30)     (2.00)     (2.85)      .45
Less Distributions from Net
  Realized Gain.............      -0-          -0-       -0-        -0-        .64      2.29
                                -----       ------    ------    -------    -------    ------
NET ASSET VALUE, END OF THE
  PERIOD....................    $8.84       $ 8.48    $ 7.61    $  7.91    $  9.91    $13.40
                                =====       ======    ======    =======    =======    ======

Total Return (a)............   4.25%*       11.43%    -3.79%    -20.18%    -21.79%     3.20%
Net Assets at End of the
  Period (In millions)......    $41.6       $ 50.5    $ 49.3    $  58.3    $  89.8    $137.7
Ratio of Expenses to Average
  Net Assets................    1.77%        1.74%     1.76%      1.68%      1.56%     1.62%
Ratio of Net Investment Loss
  to Average Net Assets.....    (.15%)       (.71%)    (.44%)     (.43%)     (.40%)    (.06%)
Portfolio Turnover..........      95%*        171%       48%        93%       117%       71%
*  Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5% charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             19

VAN KAMPEN PACE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                ENDED                     YEAR ENDED JUNE 30,
CLASS C SHARES               DECEMBER 31,   ------------------------------------------------
                                 2004        2004      2003      2002       2001       2000
                             ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............    $8.51       $ 7.63    $ 7.94    $  9.94    $ 13.43    $15.28
                                -----       ------    ------    -------    -------    ------
  Net Investment Loss.......     (.01)(b)     (.06)(b)   (.05)     (.04)      (.03)     (.03)
  Net Realized and
    Unrealized Gain/Loss....      .37          .94      (.26)     (1.96)     (2.82)      .47
                                -----       ------    ------    -------    -------    ------
Total from Investment
  Operations................      .36          .88      (.31)     (2.00)     (2.85)      .44
Less Distributions from Net
  Realized Gain.............      -0-          -0-       -0-        -0-        .64      2.29
                                -----       ------    ------    -------    -------    ------
NET ASSET VALUE, END OF THE
  PERIOD....................    $8.87       $ 8.51    $ 7.63    $  7.94    $  9.94    $13.43
                                =====       ======    ======    =======    =======    ======

Total Return (a)............   4.23%*       11.53%    -3.90%    -20.12%    -21.75%     3.13%
Net Assets at End of the
  Period (In millions)......    $ 5.4       $  8.1    $  6.4    $   7.7    $  12.2    $ 17.7
Ratio of Expenses to Average
  Net Assets................    1.77%        1.74%     1.76%      1.68%      1.45%     1.62%
Ratio of Net Investment Loss
  to Average Net Assets.....    (.18%)       (.71%)    (.44%)     (.43%)     (.29%)    (.10%)
Portfolio Turnover..........      95%*        171%       48%        93%       117%       71%
*  Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

 20                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Pace Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth by investing principally in common stock. The Fund commenced investment operations on July 22, 1969. The distribution of the Fund's Class B and Class C shares commenced on January 10, 1992 and August 27, 1993, respectively. The Fund registered Class I Shares on September 1, 2004. There were no sales of Class I Shares for the period ended December 31, 2004.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange in which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $283,974,364, which will expire between June 30, 2010 and 2011.

    At December 31, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,395,042,091
                                                              ==============
Gross tax unrealized appreciation...........................  $  161,153,266
Gross tax unrealized depreciation...........................     (37,962,669)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  123,190,597
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of gains on future transactions, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended June 30, 2004 was as follows:

Distributions paid from:
  Ordinary income...........................................  $3,986,525

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended December 31, 2004, the Fund's custody fee was reduced by $12,885 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized gains and losses on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of the foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................     .50%
Next $1 billion.............................................     .45%
Next $1 billion.............................................     .40%
Over $3 billion.............................................     .35%

    For the six months ended December 31, 2004, the Fund recognized expenses of approximately $34,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provides legal services as legal counsel to the Fund.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended December 31, 2004, the Fund recognized expenses of approximately $35,300, representing Van Kampen Funds Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2004, the Fund recognized expenses of approximately $1,162,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $283,243 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended December 31, 2004, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $10,667.

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At December 31, 2004, capital aggregated $1,627,213,150, $73,398,053 and
$10,271,754 for Classes A, B and C, respectively. For the six months ended December 31, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    1,172,550    $   9,901,064
  Class B...................................................      269,368        2,211,631
  Class C...................................................       40,392          339,001
                                                              -----------    -------------
Total Sales.................................................    1,482,310    $  12,451,696
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................      453,880    $   4,044,055
  Class B...................................................          -0-              -0-
  Class C...................................................          -0-              -0-
                                                              -----------    -------------
Total Dividend Reinvestment.................................      453,880    $   4,044,055
                                                              ===========    =============
Repurchases:
  Class A...................................................  (14,109,550)   $(119,100,362)
  Class B...................................................   (1,517,205)     (12,091,641)
  Class C...................................................     (386,470)      (3,066,162)
                                                              -----------    -------------
Total Repurchases...........................................  (16,013,225)   $(134,258,165)
                                                              ===========    =============

    At June 30, 2004, capital aggregated $1,732,368,393, $83,278,063 and
$12,998,915 for Classes A, B and C, respectively. For the year ended June 30, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    4,486,432    $  37,331,757
  Class B...................................................    1,322,219       10,789,206
  Class C...................................................      413,361        3,394,902
                                                              -----------    -------------
Total Sales.................................................    6,222,012    $  51,515,865
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................      453,149    $   3,765,666
  Class B...................................................          -0-              -0-
  Class C...................................................          -0-              -0-
                                                              -----------    -------------
Total Dividend Reinvestment.................................      453,149    $   3,765,666
                                                              ===========    =============
Repurchases:
  Class A...................................................  (27,674,359)   $(232,537,612)
  Class B...................................................   (1,845,381)     (15,266,531)
  Class C...................................................     (296,591)      (2,446,263)
                                                              -----------    -------------
Total Repurchases...........................................  (29,816,331)   $(250,250,406)
                                                              ===========    =============

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon will automatically convert to Class A Shares after the eighth year following purchase. Class B Shares purchased before June 1, 1996, and any dividend reinvestment Class B Shares received thereon automatically convert to Class A Shares after the sixth year following purchase. For the six months ended December 31, 2004 and the year ended June 30, 2004, 236,828 and 53,955 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares are purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended December 31, 2004 and the year ended June 30, 2004, 46,791 and 962 Class C Shares converted to Class A Shares, respectively. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended December 31, 2004, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $33,000 and CDSC on redeemed shares of approximately $26,900. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,388,686,851 and $1,515,199,239, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for the Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $181,000 and $13,600 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended December 31, 2004, are payments retained by Van Kampen of approximately $232,400 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $63,400.

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, the parties have agreed that plaintiff's proposed second amended derivative complaint would be withdrawn and that the allegations regarding market timing and late trading asserted therein would be filed in a

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN PACE FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested Persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 28

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2004 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 14, 114, 214
PACE ANR 3/05 RN05-00170P-Y12/04
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pace Fund

By:   /s/ Ronald E. Robison
    -------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
    -------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 17, 2005

By:  /s/ James W. Garrett
    -------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 17, 2005